UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22274

Nuveen New Jersey Municipal Value Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NJV
Nuveen New Jersey Municipal Value Fund
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 106.5% (100.0% of Total Investments)
	MUNICIPAL BONDS – 106.5% (100.0% of Total Investments)
	Consumer Discretionary – 0.3% (0.3% of Total Investments)
$ 100	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A, 5.000%, 1/01/32	8/18 at 100.00	Caa2	$ 77,898
	Consumer Staples – 2.8% (2.6% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
190	4.000%, 6/01/37	6/28 at 100.00	A-	193,768
305	5.000%, 6/01/46	6/28 at 100.00	BBB+	335,192
120	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	129,086
615	Total Consumer Staples			658,046
	Education and Civic Organizations – 19.3% (18.1% of Total Investments)
110	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds, Rowan University School of Osteopathic Medicine Project, Refunding Series 2013A, 5.000%, 12/01/32	12/23 at 100.00	A	122,536
	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017:
220	4.000%, 7/15/37	7/27 at 100.00	BBB-	215,952
25	5.000%, 7/15/47	7/27 at 100.00	BBB-	26,992
100	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A, 5.125%, 9/01/52, 144A	9/27 at 100.00	BB	97,240
115	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25	No Opt. Call	A	132,654
	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding Series 2017:
15	5.000%, 6/01/32	12/27 at 100.00	A	17,529
20	3.000%, 6/01/32	12/27 at 100.00	A	19,115
45	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue Bonds, Tender Option Bond 2016-XF2357, 14.733%, 6/15/46, 144A (IF) (4)	6/23 at 100.00	AA-	63,549
185	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey, Refunding Series 2016F, 3.000%, 7/01/40	7/26 at 100.00	AA-	166,520
100	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2015H, 4.000%, 7/01/39 – AGM Insured	7/25 at 100.00	AA	104,447
155	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	AA	170,782

NJV	Nuveen New Jersey Municipal Value Fund (continued)
Portfolio of Investments as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
$ 100	5.000%, 7/01/32	7/21 at 100.00	Baa2	$105,169
30	5.000%, 7/01/37	7/21 at 100.00	Baa2	31,158
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F:
5	3.750%, 7/01/37	7/27 at 100.00	Baa2	4,719
100	4.000%, 7/01/42	7/27 at 100.00	Baa2	96,252
100	5.000%, 7/01/47	7/27 at 100.00	Baa2	107,309
80	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D, 5.000%, 7/01/38	7/23 at 100.00	A-	88,670
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C:
435	3.000%, 7/01/41	7/26 at 100.00	A-	408,656
50	3.000%, 7/01/46	7/26 at 100.00	A-	46,229
200	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A, 4.000%, 7/01/47	7/27 at 100.00	A-	205,362
100	New Jersey Educational Facilities Authority, Revenue Bonds, Stockton University Issue, Refunding Series 2016A, 5.000%, 7/01/41	7/26 at 100.00	A	108,709
25	New Jersey Educational Facilities Authority, Revenue Bonds, The College of Saint Elizabeth, Series 2016D, 5.000%, 7/01/46	7/26 at 100.00	BB	25,314
215	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds, Refunding Series 2018A, 4.000%, 12/01/35 (Alternative Minimum Tax)	6/28 at 100.00	AA	220,347
200	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, 4.000%, 12/01/40 (Alternative Minimum Tax)	12/26 at 100.00	Aaa	201,002
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2009A, 5.625%, 6/01/30	6/19 at 100.00	AA	1,034,110
30	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aaa	31,786
100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	Aaa	109,103
195	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30 (Alternative Minimum Tax)	12/24 at 100.00	Aaa	200,618
79	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151, 8.431%, 12/01/23 (Alternative Minimum Tax), 144A (IF) (4)	12/22 at 100.00	AA	85,847
200	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A1	223,566
60	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond 2016-XF2356, 14.548%, 5/01/43, 144A (IF) (4)	5/23 at 100.00	AA-	86,757
4,394	Total Education and Civic Organizations			4,557,999

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 20.4% (19.2% of Total Investments)
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
$ 105	5.000%, 2/15/25	2/24 at 100.00	BBB+	$116,907
100	5.000%, 2/15/34	2/24 at 100.00	BBB+	107,843
115	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	126,216
	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Series 2009A:
360	5.500%, 7/01/38 – AGC Insured	7/19 at 100.00	AA	374,152
1,640	5.500%, 7/01/38 – AGC Insured (UB) (4)	7/19 at 100.00	AA	1,704,468
175	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	188,169
70	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41	1/27 at 100.00	AA-	71,478
215	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	A+	234,967
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A:
125	5.000%, 7/01/28	7/27 at 100.00	AA-	148,332
150	5.000%, 7/01/57	7/27 at 100.00	AA-	168,477
110	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Refunding Series 2014A, 4.000%, 7/01/45	7/24 at 100.00	A+	111,480
360	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42 (UB) (4)	7/27 at 100.00	A2	405,544
20	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2011, 5.000%, 7/01/21	No Opt. Call	AA-	21,762
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A:
25	5.000%, 7/01/32	7/26 at 100.00	Baa2	28,293
40	5.000%, 7/01/33	7/26 at 100.00	Baa2	45,057
30	5.000%, 7/01/34	7/26 at 100.00	Baa2	33,611
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital Issue, Series 2014A, 5.000%, 7/01/39	7/24 at 100.00	A+	145,180
110	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A+	124,569
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	A+	111,587
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016:
10	3.000%, 7/01/32	7/26 at 100.00	BBB-	8,932
205	4.000%, 7/01/48	7/26 at 100.00	BBB-	201,121

NJV	Nuveen New Jersey Municipal Value Fund (continued)
Portfolio of Investments as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A-	$101,781
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A:
130	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	134,885
110	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	121,784
4,535	Total Health Care			4,836,595
	Housing/Multifamily – 7.4% (6.9% of Total Investments)
55	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Kean Properties LLC - Kean University Student Housing Project, Series 2017A, 5.000%, 7/01/47	1/27 at 100.00	BBB-	59,040
100	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Rowan Properties LLC - Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/48	1/25 at 100.00	BBB-	106,144
155	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC - New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	BBB-	160,788
1,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2009A, 4.950%, 5/01/41	11/19 at 100.00	AA-	1,023,190
120	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A, 4.000%, 11/01/45	11/24 at 100.00	AA-	122,653
270	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016B, 3.600%, 11/01/40	11/25 at 100.00	AA-	271,917
1,700	Total Housing/Multifamily			1,743,732
	Long-Term Care – 2.0% (1.9% of Total Investments)
285	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	8/18 at 100.00	N/R	280,833
15	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44	1/24 at 100.00	N/R	15,639
140	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB-	147,354
40	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	BBB-	43,098
480	Total Long-Term Care			486,924
	Tax Obligation/General – 9.3% (8.7% of Total Investments)
20	Cumberland County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Vineland Public Safety Building Project, Series 2017, 3.250%, 12/15/37 – BAM Insured	12/27 at 100.00	AA	19,574
100	Gloucester County, New Jersey, General Obligation Bonds, Series 2017B, 4.000%, 10/15/27	No Opt. Call	AA	111,127
10	Hamilton Township, Mercer County Board of Education, New Jersey, General Obligation Bonds, Series 2017, 3.250%, 12/15/38	12/27 at 100.00	AA	9,751

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 100	Jersey City, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2017A, 5.000%, 11/01/29	11/27 at 100.00	AA-	$117,993
290	Middlesex County, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2017, 4.000%, 1/15/24	No Opt. Call	AAA	319,191
225	Middlesex County, New Jersey, General Obligation Bonds, Refunding Redevelopment Series 2017, 5.000%, 1/15/27	No Opt. Call	AAA	270,468
110	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2015, 5.000%, 3/01/38	3/25 at 100.00	AA-	122,057
20	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding Parking Utility Series 2014A, 5.000%, 1/01/37	1/24 at 100.00	AAA	22,542
100	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding School Series 2017B, 4.000%, 3/01/25	No Opt. Call	AAA	111,086
50	Mount Laurel Township, Burlington County, New Jersey, General Obligation Bonds, Refunding Series 2017, 4.000%, 4/15/25	No Opt. Call	AA	54,868
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2016A:
310	5.000%, 9/01/29 – BAM Insured	9/26 at 100.00	AA	358,881
130	5.000%, 9/01/39 – BAM Insured	9/26 at 100.00	AA	147,332
195	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2016B, 3.000%, 9/01/39 – AGM Insured	9/26 at 100.00	AA	178,831
150	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)	12/21 at 100.00	AA+	164,448
170	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41	6/21 at 100.00	Aaa	183,620
1,980	Total Tax Obligation/General			2,191,769
	Tax Obligation/Limited – 10.4% (9.8% of Total Investments)
20	Burlington County Bridge Commission, New Jersey, Governmental Leasing Program Revenue Bonds, Series 2018, 3.125%, 4/15/33	4/28 at 100.00	AA	19,683
270	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AA	321,014
175	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Vocational Technical Schools Project, Series 2016, 5.250%, 5/01/51	5/26 at 100.00	AA	200,149
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
250	5.000%, 6/15/25	6/22 at 100.00	BBB+	268,553
400	5.000%, 6/15/28	6/22 at 100.00	BBB+	426,708
115	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	111,603
2,170	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39	No Opt. Call	A-	798,126
55	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.000%, 6/15/42	6/21 at 100.00	A-	56,713

NJV	Nuveen New Jersey Municipal Value Fund (continued)
Portfolio of Investments as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 110	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile Detention Center Facility Project, Tender Option Bond Trust 2015-XF1019, 19.546%, 5/01/30, 144A (IF) (4)	No Opt. Call	Aaa	$ 251,680
3,565	Total Tax Obligation/Limited			2,454,229
	Transportation – 12.1% (11.3% of Total Investments)
250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	8/18 at 100.00	Baa2	250,720
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
150	4.125%, 1/01/39	1/24 at 100.00	A1	155,246
200	5.000%, 1/01/44	1/24 at 100.00	A1	220,282
540	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%, 7/01/47	7/27 at 100.00	A1	617,846
300	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/27	1/23 at 100.00	A-	325,599
190	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)	1/24 at 100.00	BBB	209,979
80	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB	90,827
320	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/47 (Alternative Minimum Tax)	10/27 at 100.00	Ba1	347,539
255	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E, 5.000%, 1/01/45	1/25 at 100.00	A+	284,095
315	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	AA-	352,602
2,600	Total Transportation			2,854,735
	U.S. Guaranteed – 18.8% (17.7% of Total Investments) (5)
630	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34 (Pre-refunded 12/01/19)	12/19 at 100.00	BBB+	666,269
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
100	5.750%, 6/01/31 (Pre-refunded 6/01/20)	6/20 at 100.00	Aaa	107,714
50	5.875%, 6/01/42 (Pre-refunded 6/01/20)	6/20 at 100.00	Aaa	53,979
910	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2009A, 5.500%, 9/01/36 (Pre-refunded 9/01/19)	9/19 at 100.00	A2	950,440
5	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.125%, 7/01/22 (Pre-refunded 7/01/18)	7/18 at 100.00	N/R	5,014

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades Medical Center Obligated Group Issue, Series 2013:
$ 20	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	$22,934
85	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	97,691
70	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	77,641
265	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18 (ETM)	No Opt. Call	N/R	265,896
545	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A, 5.250%, 10/01/38 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB+	551,442
1,575	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2009A, 5.750%, 10/01/31 (Pre-refunded 10/01/19)	10/19 at 100.00	A-	1,654,553
4,255	Total U.S. Guaranteed			4,453,573
	Utilities – 3.7% (3.5% of Total Investments)
470	Essex County Improvement Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2015, 5.250%, 7/01/45 (Alternative Minimum Tax), 144A	7/20 at 100.00	BB-	475,776
300	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project), 6.800%, 3/01/21 – NPFG Insured	No Opt. Call	A	331,272
65	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB-	69,900
835	Total Utilities			876,948
$ 25,059	Total Long-Term Investments (cost $24,252,278)			25,192,448
	Floating Rate Obligations – (6.3)%			(1,500,000)
	Other Assets Less Liabilities – (0.2)%			(35,079)
	Net Asset Applicable to Common Shares – 100%			$ 23,657,369
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NJV	Nuveen New Jersey Municipal Value Fund (continued)
Portfolio of Investments as of May 31, 2018
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$25,192,448	$ —	$25,192,448
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
Tax cost of investments	$22,731,417
Gross unrealized:
Appreciation	$ 1,084,500
Depreciation	(123,466)
Net unrealized appreciation (depreciation) of investments	$ 961,034
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen New Jersey Municipal Value Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: July 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: July 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2018